Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Other Current Liabilities
9.	Other Current Liabilities
A
s of June 30, 2021 and December 31, 2020, other current liabilities consist of the following (
in thousands
):

	June 30, 2021	December 31, 2020
Accrued payroll	$1,351	$742
Accrued CARES Act FICA deferral	589	589
Accrued professional services	489	1,037
Accrued sublease liability	335	688
Other	3,363	3,034

Total	$6,127	$6,090

9. Other current liabilities
As of December 31, 2020, and 2019, other current liabilities consisted of the following
(in thousands)
:

	December 31,
	2020	2019
Accrued professional services	$1,037	$123
Accrued payroll	742	771
Accrued sublease liability	688	—
Accrued CARES Act FICA deferral	589	—
Other	3,034	3,130

Total	$6,090	$4,024